CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current Assets:
Cash and cash equivalents	$ 5,858	$ 15,407
Short-term investment	50	0
Accounts receivable	839	0
Other receivable	19	22
Prepaid expenses and other current assets	634	455
Total current assets	7,400	15,884
Property and equipment, net	256	29
Other Assets:
Investment, at fair value	672	0
Investment, at cost	250	250
TOTAL ASSETS	8,578	16,163
Current Liabilities:
Accounts payable	423	1,190
Accrued expenses	504	711
Deferred software costs	63	151
Deferred revenue	346	14
Billings in excess of cost, due from related parties	1,061	0
Total current liabilities	2,397	2,066
Deferred revenue - long term portion	310	58
TOTAL LIABILITIES	$ 2,707	$ 2,124
COMMITMENTS AND CONTINGENCIES (NOTE 9)
STOCKHOLDERS' EQUITY
Common stock, $0.001 par value, 100,000,000 shares authorized; 21,134,744 shares issued as of December 31, 2015 and 2014 respectively	$ 21	$ 21
Treasury stock, 393,172 shares, at cost	(840)	(840)
Additional paid-in capital	45,136	42,902
Accumulated deficit	(38,461)	(28,059)
TOTAL STOCKHOLDERS' EQUITY	5,871	14,039
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	8,578	16,163
Preferred Stock
STOCKHOLDERS' EQUITY
Preferred stock	0	0
Series B Convertible Preferred Stock
STOCKHOLDERS' EQUITY
Preferred stock	$ 15	$ 15